Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund	Dec. 30, 2024
Fidelity SAI Emerging Markets Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.28%
Since Inception	4.13%	[1]
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.59%
Since Inception	3.65%	[1]
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.69%
Since Inception	3.22%	[1]
IXYQL
Average Annual Return:
Past 1 year	16.68%
Since Inception	5.17%
MS112
Average Annual Return:
Past 1 year	15.82%
Since Inception	6.01%

[1]	A From January 30, 2019 .